Share Based Compensation - Restricted Shares Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Numbers of Shares
Beginning balance (in shares) | shares	21,392,760
Granted (in shares) | shares	14,917,524
Vested (in shares) | shares	(3,199,096)
Forfeited (in shares) | shares	(405,546)
Ending balance (in shares) | shares	32,705,642
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0.6
Granted (in dollars per share) | $ / shares	0.44
Vested (in dollars per share) | $ / shares	0.76
Forfeited (in dollars per share) | $ / shares	0.73
Ending balance (in dollars per share) | $ / shares	$ 0.52